Equity Instruments - Significant Assumptions (Detail)	9 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013
Luoxis Diagnostics [Member]
Assumptions Used To Determine Fair Value Options [Line Items]
Expected volatility				86.00%
Expected volatility, minimum	79.00%		79.00%
Expected volatility, maximum	108.00%		82.00%
Risk free interest rate, minimum	0.75%		0.75%	1.04%
Dividend yield	0.00%		0.00%	0.00%
Risk free interest rate, maximum	2.09%		1.53%	1.53%
Vyrix Pharmaceuticals [Member]
Assumptions Used To Determine Fair Value Options [Line Items]
Expected volatility, minimum	63.00%	63.00%
Expected volatility, maximum	76.00%	76.00%
Risk free interest rate, minimum	0.90%	0.90%
Dividend yield	0.00%	0.00%
Risk free interest rate, maximum	2.02%	2.02%
Warrant [Member]
Assumptions Used To Determine Fair Value Options [Line Items]
Expected volatility	87.00%
Risk free interest rate	0.52%
Expected term (years)	5 years
Dividend yield	0.00%
Minimum [Member] | Luoxis Diagnostics [Member]
Assumptions Used To Determine Fair Value Options [Line Items]
Expected term (years)	5 years		5 years	5 years
Minimum [Member] | Vyrix Pharmaceuticals [Member]
Assumptions Used To Determine Fair Value Options [Line Items]
Expected term (years)	5 years	5 years
Maximum [Member] | Luoxis Diagnostics [Member]
Assumptions Used To Determine Fair Value Options [Line Items]
Expected term (years)	7 years		6 years 6 months	6 years 6 months
Maximum [Member] | Vyrix Pharmaceuticals [Member]
Assumptions Used To Determine Fair Value Options [Line Items]
Expected term (years)	6 years 6 months	6 years 6 months